Operating Leases (Details) - Schedule of reconciliation to the lease liabilities	Dec. 31, 2020 CNY (¥)
Schedule of reconciliation to the lease liabilities [Abstract]
2021	¥ 14,245,045
2022	5,210,201
2023	700,106
2024	219,038
2025
Thereafter
Total future operating lease payments	20,374,390
Less: imputed interest	(829,891)
Total present value of operating lease liabilities	¥ 19,544,499